Fresh Start Reporting - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 03, 2016	Dec. 31, 2016	Sep. 30, 2017
Successor
Fresh-Start Adjustment [Line Items]
Enterprise value range selected		$ 10,500
Valuation analysis, discount rate used		7.00%
Reorganization value of assets	$ 15,161
Reclassification of secured and unsecured claims	82
Reclassification of professional fees	16
Change in Control Obligation	23
Fee Charge	26
Professional Fees	7
Accrued liabilities related to the Contributed EFH Entities	28
Payment of professional Fees	12
Long-term debt, including amounts due currently		$ 4,623	$ 4,584
Other noncurrent liabilities and deferred credits	$ 235	220	$ 232
Common Stock, Shares, Issued	427,500,000
Common Stock, Par or Stated Value Per Share	$ 0.01		$ 0.01
Business Equity Value	$ 7,741
Business enterprise value	10,500
Investments	9
Identifiable intangible assets - net	2,256
Other noncurrent assets	158
Long-term debt, less amounts due currently	151
Other noncurrent liabilities and deferred credits	(900)
Successor | Real Property [Member]
Fresh-Start Adjustment [Line Items]
Investments		12
Successor | Other Investment [Member]
Fresh-Start Adjustment [Line Items]
Investments		$ (3)
Successor | Identifiable Intangible Assets [Member]
Fresh-Start Adjustment [Line Items]
Identifiable intangible assets - net	2,256
Successor | Identifiable Intangible Assets [Member] | Retail customer relationship [Member]
Fresh-Start Adjustment [Line Items]
Identifiable intangible assets - net	1,636
Successor | Identifiable Intangible Assets [Member] | Retail trade names (not subject to amortization) [Member]
Fresh-Start Adjustment [Line Items]
Identifiable intangible assets - net	270
Successor | Identifiable Intangible Assets [Member] | Electricity supply contract [Member]
Fresh-Start Adjustment [Line Items]
Identifiable intangible assets - net	190
Successor | Identifiable Intangible Assets [Member] | Wholesale Contracts [Member]
Fresh-Start Adjustment [Line Items]
Identifiable intangible assets - net	164
Successor | Identifiable Intangible Assets [Member] | Other Intangible Assets [Member]
Fresh-Start Adjustment [Line Items]
Identifiable intangible assets - net	(4)
Successor | Intangible Liabilities [Member]
Fresh-Start Adjustment [Line Items]
Identifiable intangible assets - net	(476)
Successor | Intangible Liabilities [Member] | Electricity supply contract [Member]
Fresh-Start Adjustment [Line Items]
Identifiable intangible assets - net	(525)
Successor | Intangible Liabilities [Member] | Wholesale Contracts [Member]
Fresh-Start Adjustment [Line Items]
Identifiable intangible assets - net	49
Successor | Regulatory Asset [Member]
Fresh-Start Adjustment [Line Items]
Other noncurrent assets	197
Successor | Unamortized Debt Issuance Costs Adjustment [Member]
Fresh-Start Adjustment [Line Items]
Other noncurrent assets	26
Successor | Vistra Operations Credit Facility [Member]
Fresh-Start Adjustment [Line Items]
Long-term debt, less amounts due currently	151
Successor | Unfavorable Contract Rights [Member]
Fresh-Start Adjustment [Line Items]
Other noncurrent liabilities and deferred credits	(476)
Successor | Nuclear Plant Decommissioning [Member]
Fresh-Start Adjustment [Line Items]
Other noncurrent liabilities and deferred credits	(465)
Successor | Leased Property [Member]
Fresh-Start Adjustment [Line Items]
Other noncurrent liabilities and deferred credits	29
Successor | Pension and OPEB obligations [Member]
Fresh-Start Adjustment [Line Items]
Other noncurrent liabilities and deferred credits	12
Reorganization Adjustments [Member]
Fresh-Start Adjustment [Line Items]
Change in Control Obligation	(23)
Other noncurrent liabilities and deferred credits	117
Business Equity Value	7,741
Business enterprise value	10,500
Reorganization Adjustments [Member] | Post Retirement Health and Welfare Plans and Non Qualified Pension Plan [Member]
Fresh-Start Adjustment [Line Items]
Other noncurrent liabilities and deferred credits	122
Reorganization Adjustments [Member] | Split Dollar Life Insurance Arrangement [Member]
Fresh-Start Adjustment [Line Items]
Other noncurrent liabilities and deferred credits	(7)
Vistra Operations Credit Facility [Member] | Successor
Fresh-Start Adjustment [Line Items]
Long-term debt, including amounts due currently	3,387
PrefCo Mandatorily Redeemable Preferred Stock [Member] | Successor | Preferred Stock [Member] | Mandatorily Redeemable Preferred Stock [Member]
Fresh-Start Adjustment [Line Items]
Long-term debt, including amounts due currently	$ 70